T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 98.6%
COMMUNICATION SERVICES 9.7%

Diversified Telecommunication Services 1.4%
AT&T	415,613	11,849
ATN International	1,700	85
CenturyLink	23,710	239
Cincinnati Bell (1)	5,809	87
GCI Liberty, Class A (1)	6,211	509
Liberty Global, Class A (1)	12,007	252
Liberty Global, Series C (1)	26,525	545
Verizon Communications	270,911	16,117
		29,683
Entertainment 1.9%
Activision Blizzard	43,108	3,490
Electronic Arts (1)	21,800	2,843
Liberty Media - Liberty Formula One, Class A (1)	16,300	546
Liberty Media - Liberty Formula One, Class C (1)	26,600	965
Lions Gate Entertainment, Class A (1)(2)	3,150	30
Madison Square Garden Entertainment (1)	1,433	98
Madison Square Garden Sports (1)	1,933	291
Netflix (1)	29,241	14,621
Roku (1)	7,507	1,417
Take-Two Interactive Software (1)	8,000	1,322
Walt Disney	107,024	13,280
Zynga, Class A (1)	69,900	637
		39,540
Interactive Media & Services 4.8%
Alphabet, Class A (1)	18,980	27,817
Alphabet, Class C (1)	18,641	27,395
Cars.com (1)	47,333	382
Facebook, Class A (1)	152,700	39,992
IAC/InterActiveCorp (1)	5,200	623
Match Group (1)	15,123	1,673
Pinterest, Class A (1)	7,300	303

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Snap, Class A (1)	49,743	1,299
Twitter (1)	33,600	1,495
Zillow Group, Class A (1)	5,700	579
Zillow Group, Class C (1)(2)	10,600	1,077
		102,635
Media 1.4%
A.H. Belo, Class A	15,280	22
AMC Networks, Class A (1)	3,500	86
Cable One	670	1,263
Charter Communications, Class A (1)	10,547	6,585
Comcast, Class A	299,019	13,833
Discovery, Class A (1)(2)	7,500	163
Discovery, Class C (1)	6,345	124
DISH Network, Class A (1)	8,230	239
Fox, Class A	32,761	912
Fox, Class B	16,366	458
Gray Television (1)	19,800	273
Interpublic Group	11,539	192
John Wiley & Sons, Class A	900	29
Liberty Broadband, Class A (1)	4,900	695
Liberty Broadband, Class C (1)	13,000	1,857
Liberty Media - Liberty SiriusXM, Class C (1)	1,203	40
Meredith	5,900	77
MSG Networks, Class A (1)(2)	4,300	41
New York Times, Class A	11,900	509
News, Class A	41,296	579
Nexstar Media Group, Class A	6,067	546
Omnicom Group	13,000	643
Scholastic	3,800	80
Sirius XM Holdings (2)	107,873	578
TEGNA	5,100	60
ViacomCBS, Class B	24,485	686
		30,570
Wireless Telecommunication Services 0.2%
Shenandoah Telecommunications	3,200	143
T-Mobile US (1)	31,245	3,573

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Telephone & Data Systems	15,735	290
		4,006
Total Communication Services		206,434
CONSUMER DISCRETIONARY 12.2%

Auto Components 0.2%
Aptiv	17,900	1,641
Autoliv	5,200	379
BorgWarner	11,800	457
Delphi Technologies (1)	8,400	140
Gentherm (1)	800	33
Goodyear Tire & Rubber	31,600	243
Horizon Global (1)	24,620	142
Lear	4,900	534
Modine Manufacturing (1)	34,100	213
Standard Motor Products	200	9
Veoneer (1)(2)	30,500	448
Visteon (1)	4,900	339
		4,578
Automobiles 1.1%
Ford Motor	141,061	940
General Motors	52,900	1,565
Tesla (1)	46,155	19,801
Thor Industries	3,900	372
Winnebago Industries	14,000	723
		23,401
Distributors 0.1%
Genuine Parts	6,600	628
LKQ (1)	19,300	535
Pool	2,705	905
		2,068
Diversified Consumer Services 0.1%
Adtalem Global Education (1)	6,700	165
Bright Horizons Family Solutions (1)	5,984	910
frontdoor (1)	10,850	422
Graham Holdings, Class B	270	109

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

H&R Block	15,900	259
Service Corp. International	11,200	472
ServiceMaster Global Holdings (1)	6,900	275
Strategic Education	2,200	201
		2,813
Hotels, Restaurants & Leisure 1.7%
Aramark	14,700	389
Boyd Gaming	8,400	258
Caesars Entertainment (1)(2)	17,310	970
Carnival (2)	25,700	390
Cheesecake Factory	7,400	205
Chipotle Mexican Grill (1)	1,770	2,201
Cracker Barrel Old Country Store	800	92
Darden Restaurants	10,100	1,017
Domino's Pizza	3,500	1,489
DraftKings, Class A (1)(2)	1,300	77
Dunkin' Brands Group	11,199	917
Hilton Grand Vacations (1)	3,340	70
Hilton Worldwide Holdings	17,617	1,503
Jack in the Box	5,200	412
Las Vegas Sands	11,800	551
Marriott International, Class A	20,356	1,885
Marriott Vacations Worldwide	1,458	132
McDonald's	44,100	9,680
MGM Resorts International	25,200	548
Norwegian Cruise Line Holdings (1)	12,400	212
Papa John's International	7,100	584
Penn National Gaming (1)(2)	13,926	1,012
Planet Fitness, Class A (1)	7,461	460
Royal Caribbean Cruises	10,200	660
Six Flags Entertainment	5,100	104
Starbucks	71,600	6,152
Vail Resorts	3,900	835
Wendy's	22,775	508
Wyndham Destinations	7,730	238
Wyndham Hotels & Resorts	7,730	390

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Wynn Resorts	12,200	876
Yum! Brands	10,300	940
		35,757
Household Durables 0.5%
D.R. Horton	23,900	1,808
Garmin	4,817	457
Helen of Troy (1)	1,400	271
Hovnanian Enterprises, Class A (1)(2)	8,043	262
iRobot (1)(2)	3,000	228
KB Home	3,200	123
La-Z-Boy	7,600	240
Leggett & Platt	11,500	473
Lennar, B Shares	293	19
Lennar, Class A	9,593	784
MDC Holdings	7,652	360
Meritage Homes (1)	6,100	673
Mohawk Industries (1)	3,831	374
Newell Brands	48,954	840
NVR (1)	270	1,102
PulteGroup	1,740	81
Taylor Morrison Home (1)	6,079	149
Tempur Sealy International (1)	400	36
TopBuild (1)	7,133	1,217
TRI Pointe Group (1)	27,300	495
Tupperware Brands	5,400	109
Whirlpool	4,022	740
		10,841
Internet & Direct Marketing Retail 4.6%
Amazon.com (1)	26,559	83,627
Booking Holdings (1)	2,966	5,074
eBay	49,100	2,558
Etsy (1)	8,200	997
Expedia Group	12,490	1,145
GrubHub (1)	8,400	608
PetMed Express (2)	14,800	468
Stamps.com (1)	4,200	1,012

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Wayfair, Class A (1)(2)	4,243	1,235
		96,724
Leisure Products 0.1%
Brunswick	9,200	542
Hasbro	8,600	711
Mattel (1)	34,800	407
Peloton Interactive, Class A (1)	6,900	685
Polaris Industries	3,200	302
		2,647
Multiline Retail 0.5%
Big Lots	3,700	165
Dollar General	19,300	4,046
Dollar Tree (1)	14,793	1,351
Kohl's	12,500	232
Macy's	15,400	88
Nordstrom (2)	900	11
Target	27,000	4,250
		10,143
Specialty Retail 2.4%
Advance Auto Parts	4,950	760
American Eagle Outfitters (2)	33,250	492
AutoNation (1)	2,300	122
AutoZone (1)	2,100	2,473
Bed Bath & Beyond (2)	39,400	590
Best Buy	7,700	857
Burlington Stores (1)	8,000	1,649
CarMax (1)	12,158	1,117
Carvana (1)(2)	2,000	446
Conn's (1)	34,800	368
Dick's Sporting Goods	3,600	208
Foot Locker	12,700	420
Group 1 Automotive	1,600	141
Home Depot	65,550	18,204
Lithia Motors, Class A	1,400	319
Lowe's	42,500	7,049

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Lumber Liquidators Holdings (1)	10,600	234
Murphy USA (1)	2,600	334
O'Reilly Automotive (1)	6,300	2,905
Rent-A-Center	17,600	526
RH (1)(2)	2,800	1,071
Ross Stores	28,200	2,632
Sally Beauty Holdings (1)(2)	3,900	34
Sleep Number (1)	8,350	408
Tiffany	3,500	406
TJX	89,200	4,964
Tractor Supply	5,400	774
Ulta Beauty (1)	3,700	829
Urban Outfitters (1)	8,800	183
Williams-Sonoma	7,800	705
		51,220
Textiles, Apparel & Luxury Goods 0.9%
Carter's	4,300	372
Columbia Sportswear	4,600	400
Lululemon Athletica (1)	8,000	2,635
Movado Group	34,200	340
NIKE, Class B	84,600	10,621
PVH	4,900	292
Rocky Brands	6,600	164
Skechers USA, Class A (1)	20,000	604
Tapestry	32,500	508
Unifi (1)	8,132	105
VF	26,000	1,827
		17,868
Total Consumer Discretionary		258,060
CONSUMER STAPLES 6.1%

Beverages 1.5%
Boston Beer, Class A (1)	1,200	1,060
Brown-Forman, Class B	13,600	1,024
Coca-Cola	254,203	12,550
Coca-Cola Consolidated	3,100	746

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Constellation Brands, Class A	10,300	1,952
Keurig Dr Pepper	30,000	828
Molson Coors Beverage, Class B	11,600	389
Monster Beverage (1)	25,500	2,045
PepsiCo	86,180	11,945
		32,539
Food & Staples Retailing 1.4%
Casey's General Stores	3,800	675
Costco Wholesale	27,400	9,727
Kroger	73,700	2,499
Performance Food Group (1)	11,700	405
Rite Aid (1)(2)	17,620	167
Sysco	31,100	1,935
United Natural Foods (1)	29,200	434
Walgreens Boots Alliance	36,800	1,322
Walmart	83,300	11,655
		28,819
Food Products 1.0%
Alico	3,090	89
Archer-Daniels-Midland	22,472	1,045
Campbell Soup	3,600	174
Conagra Brands	54,425	1,944
Flowers Foods	30,633	745
Fresh Del Monte Produce	16,300	374
General Mills	28,000	1,727
Hershey	14,300	2,050
Hormel Foods	17,100	836
Ingredion	5,000	378
JM Smucker	4,516	522
John B. Sanfilippo & Son	3,200	241
Kellogg	12,700	820
Kraft Heinz	20,930	627
Lamb Weston Holdings	15,002	994
McCormick	6,900	1,339
Mondelez International, Class A	85,176	4,893
Post Holdings (1)	4,020	346

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Simply Good Foods (1)	20,000	441
Tootsie Roll Industries (2)	10,491	324
TreeHouse Foods (1)	5,854	237
Tyson Foods, Class A	19,554	1,163
		21,309
Household Products 1.5%
Church & Dwight	23,900	2,240
Clorox	7,800	1,639
Colgate-Palmolive	46,900	3,619
Energizer Holdings	6,700	262
Kimberly-Clark	20,000	2,953
Procter & Gamble	150,593	20,931
		31,644
Personal Products 0.2%
Coty, Class A	104,733	283
Edgewell Personal Care (1)	1,884	53
Estee Lauder, Class A	16,400	3,579
Herbalife Nutrition (1)	8,000	373
		4,288
Tobacco 0.5%
Altria Group	115,600	4,467
Philip Morris International	90,900	6,817
Universal	800	33
Vector Group	21,155	205
		11,522
Total Consumer Staples		130,121
ENERGY 1.9%

Energy Equipment & Services 0.2%
Archrock	14,845	80
Baker Hughes	47,323	629
ChampionX (1)	18,900	151
DMC Global	9,100	300
Halliburton	82,900	999
Helmerich & Payne	4,800	70
KLX Energy Services Holdings (1)(2)	216	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

National Oilwell Varco	15,077	137
Oceaneering International (1)	58,400	205
Patterson-UTI Energy	56,900	162
Schlumberger	109,693	1,707
Seventy Seven Energy, EC (1)(3)	23,614	—
		4,441
Oil, Gas & Consumable Fuels 1.7%
Apache	21,486	204
Cabot Oil & Gas	13,100	227
Callon Petroleum (1)(2)	35,750	172
Cheniere Energy (1)	11,500	532
Chevron	115,833	8,340
Cimarex Energy	9,844	240
CNX Resources (1)	47,600	449
Concho Resources	18,548	818
ConocoPhillips	59,149	1,943
CONSOL Energy (1)	7,225	32
Devon Energy	48,300	457
Diamondback Energy	24,900	750
EOG Resources	48,781	1,753
EQT	7,700	100
Equitrans Midstream	33,024	279
Exxon Mobil	256,987	8,822
Hess	7,900	323
Kinder Morgan	79,192	976
Kosmos Energy (2)	120,198	117
Marathon Oil	16,000	66
Marathon Petroleum	53,575	1,572
Noble Energy	32,500	278
Occidental Petroleum	77,269	774
ONEOK	32,200	837
Parsley Energy, Class A	18,500	173
Phillips 66	23,474	1,217
Pioneer Natural Resources	10,000	860
Renewable Energy Group (1)	1,168	62
SM Energy	48,500	77

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Targa Resources	50,000	702
Tellurian (1)(2)	23,500	19
Valero Energy	19,514	845
Williams	69,985	1,375
World Fuel Services	18,600	394
WPX Energy (1)	107,995	529
		36,314
Total Energy		40,755
FINANCIALS 9.9%

Banks 3.4%
1st Source	3,864	119
Ameris Bancorp	4,253	97
Associated Banc-Corp	8,467	107
BancorpSouth Bank	8,500	165
Bank of America	507,231	12,219
Bank of Hawaii	5,500	278
Bank OZK	5,700	121
BankUnited	17,200	377
Berkshire Hills Bancorp	8,900	90
BOK Financial	1,115	57
Bridge Bancorp	2,400	42
CIT Group	12,900	228
Citigroup	133,184	5,742
Citizens Financial Group	23,500	594
Columbia Banking System	12,100	289
Comerica	8,716	333
Cullen/Frost Bankers	6,300	403
Customers Bancorp (1)	5,100	57
CVB Financial	15,539	258
East West Bancorp	6,792	222
Fifth Third Bancorp	53,590	1,143
First BanCorp Puerto Rico	88,800	464
First Business Financial Services	10,500	150
First Financial Bancorp	14,170	170
First Horizon National	45,479	429

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

First Merchants	8,330	193
First Midwest Bancorp	6,000	65
First Republic Bank	10,500	1,145
Flushing Financial	2,450	26
Fulton Financial	10,574	99
Glacier Bancorp	3,700	119
Hancock Whitney	5,200	98
Home BancShares	21,100	320
Huntington Bancshares	53,806	493
JPMorgan Chase	198,247	19,085
KeyCorp	95,873	1,144
M&T Bank	3,669	338
National Bank Holdings, Class A	13,100	344
NBT Bancorp	9,000	241
Old National Bancorp	13,112	165
Pacific Premier Bancorp	19,500	393
Park National	4,115	337
People's United Financial	27,077	279
Peoples Bancorp	2,645	50
Pinnacle Financial Partners	4,500	160
PNC Financial Services Group	33,649	3,698
Popular	17,580	638
Prosperity Bancshares	5,700	295
Regions Financial	72,756	839
Renasant	9,275	211
S&T Bancorp	8,400	149
Seacoast Banking (1)	13,500	243
Signature Bank	3,900	324
Simmons First National, Class A	12,388	196
South State	9,320	449
SVB Financial Group (1)	3,500	842
Synovus Financial	5,728	121
TCF Financial	21,124	493
Towne Bank	7,900	130
Truist Financial	82,558	3,141
U.S. Bancorp	70,955	2,544

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

UMB Financial	7,896	387
United Bankshares	6,800	146
Webster Financial	18,595	491
Wells Fargo	265,334	6,238
WesBanco	10,600	226
Western Alliance Bancorp	6,400	202
Zions Bancorp	10,901	319
		71,570
Capital Markets 2.6%
Affiliated Managers Group	4,000	274
Ameriprise Financial	10,900	1,680
Bank of New York Mellon	43,360	1,489
BGC Partners, Class A	53,500	128
BlackRock	8,341	4,701
Blackstone Group, Class A	32,968	1,721
Cboe Global Markets	8,300	728
Charles Schwab	73,119	2,649
CME Group	23,408	3,916
Donnelley Financial Solutions (1)	18,225	243
E*TRADE Financial	18,600	931
Eaton Vance	9,100	347
FactSet Research Systems	3,550	1,189
Franklin Resources	20,500	417
Goldman Sachs Group	17,188	3,454
Intercontinental Exchange	38,278	3,830
Invesco	39,700	453
Janus Henderson Group	12,741	277
KKR	47,113	1,618
Lazard, Class A	11,300	373
MarketAxess Holdings	2,700	1,300
Moody's	11,021	3,194
Morgan Stanley	91,100	4,405
Morningstar	2,500	402
MSCI	6,700	2,390
Nasdaq	6,900	847
Northern Trust	13,400	1,045

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Raymond James Financial	8,925	649
S&P Global	15,600	5,625
SEI Investments	9,000	456
State Street	22,230	1,319
TD Ameritrade Holding	25,800	1,010
Tradeweb Markets, Class A	11,509	668
Virtus Investment Partners	5,875	815
Waddell & Reed Financial, Class A (2)	6,451	96
Westwood Holdings Group	10,500	117
		54,756
Consumer Finance 0.5%
Ally Financial	45,500	1,141
American Express	38,600	3,870
Capital One Financial	33,255	2,390
Credit Acceptance (1)(2)	700	237
Discover Financial Services	22,900	1,323
Navient	20,500	173
OneMain Holdings	4,400	137
Santander Consumer USA Holdings	26,700	486
SLM	56,100	454
Synchrony Financial	44,985	1,177
		11,388
Diversified Financial Services 1.3%
Berkshire Hathaway, Class B (1)	119,900	25,532
Equitable Holdings	33,703	615
Voya Financial	14,800	709
		26,856
Insurance 1.9%
Aflac	27,300	992
Alleghany	396	206
Allstate	14,100	1,327
American Financial Group	7,350	492
American International Group	68,100	1,875
Aon, Class A	15,158	3,127
Arch Capital Group (1)	17,300	506

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Arthur J. Gallagher	9,200	971
Assurant	4,500	546
Axis Capital Holdings	11,700	515
Brown & Brown	14,700	666
Chubb	33,166	3,851
Cincinnati Financial	12,469	972
CNA Financial	13,300	399
Erie Indemnity, Class A	1,700	358
Everest Re Group	2,000	395
FBL Financial Group, Class A	1,032	50
Fidelity National Financial	21,696	679
First American Financial	19,485	992
Genworth Financial, Class A (1)	80,900	271
Globe Life	4,350	348
Goosehead Insurance, Class A	5,400	468
Hanover Insurance Group	6,000	559
Hartford Financial Services Group	20,300	748
Kemper	7,100	475
Loews	16,400	570
Markel (1)	680	662
Marsh & McLennan	35,364	4,056
MBIA (1)	21,100	128
Mercury General	2,500	103
MetLife	53,320	1,982
Old Republic International	14,087	208
Principal Financial Group	14,500	584
Progressive	40,185	3,804
Prudential Financial	20,200	1,283
Reinsurance Group of America	2,200	209
RenaissanceRe Holdings	5,292	898
State Auto Financial	12,700	175
The Travelers Companies	11,723	1,268
Third Point Reinsurance (1)	34,416	239
United Fire Group	4,300	87
Universal Insurance Holdings	16,300	226
Unum Group	13,100	221

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Willis Towers Watson	11,606	2,424
		40,915
Mortgage Real Estate Investment Trusts 0.1%
Annaly Capital Management, REIT	118,900	847
Apollo Commercial Real Estate Finance, REIT	37,100	334
Capstead Mortgage, REIT	30,400	171
Invesco Mortgage Capital, REIT (2)	10,647	29
New Residential Investment, REIT	65,300	519
Starwood Property Trust, REIT	33,800	510
		2,410
Thrifts & Mortgage Finance 0.1%
Capitol Federal Financial	18,400	171
MGIC Investment	28,800	255
New York Community Bancorp	34,487	285
Northfield Bancorp	13,400	122
Northwest Bancshares	34,800	320
PennyMac Financial Services	12,200	709
Radian Group	11,000	161
Washington Federal	5,542	116
		2,139
Total Financials		210,034
HEALTH CARE 14.2%

Biotechnology 2.9%
AbbVie	114,898	10,064
ACADIA Pharmaceuticals (1)	26,100	1,077
Acceleron Pharma (1)	10,800	1,215
Alexion Pharmaceuticals (1)	20,480	2,344
Alkermes (1)	47,402	786
Alnylam Pharmaceuticals (1)	12,150	1,769
Amgen	39,460	10,029
Anika Therapeutics (1)	5,600	198
Biogen (1)	12,334	3,499
BioMarin Pharmaceutical (1)	18,700	1,423
Bluebird Bio (1)	10,700	577
Blueprint Medicines (1)	13,500	1,252

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Eagle Pharmaceuticals (1)	15,600	663
Exact Sciences (1)	14,000	1,427
Gilead Sciences	69,220	4,374
Immunomedics (1)	19,900	1,692
Incyte (1)	13,200	1,185
Insmed (1)	20,700	665
Ionis Pharmaceuticals (1)	19,905	945
Ironwood Pharmaceuticals (1)	71,400	642
Lexicon Pharmaceuticals (1)(2)	30,600	44
Ligand Pharmaceuticals (1)(2)	1,200	114
Moderna (1)	8,600	609
Neurocrine Biosciences (1)	11,100	1,067
Regeneron Pharmaceuticals (1)	6,000	3,359
Sangamo Therapeutics (1)(2)	43,600	412
Sarepta Therapeutics (1)	6,632	931
Seattle Genetics (1)	11,300	2,211
Ultragenyx Pharmaceutical (1)	15,200	1,249
United Therapeutics (1)	3,200	323
Vertex Pharmaceuticals (1)	16,200	4,408
Xencor (1)	14,900	578
		61,131
Health Care Equipment & Supplies 3.6%
Abbott Laboratories	103,029	11,213
ABIOMED (1)	3,100	859
Align Technology (1)	7,000	2,292
Avanos Medical (1)	8,131	270
Baxter International	23,400	1,882
Becton Dickinson & Company	18,102	4,212
Boston Scientific (1)	79,639	3,043
Cantel Medical	16,800	738
Cerus (1)(2)	14,400	90
Cooper	4,700	1,584
Danaher	40,700	8,764
DENTSPLY SIRONA	13,133	574
DexCom (1)	7,800	3,215
Edwards Lifesciences (1)	35,220	2,811

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Hologic (1)	19,844	1,319
ICU Medical (1)	2,600	475
IDEXX Laboratories (1)	5,000	1,966
Insulet (1)	7,700	1,822
Integra LifeSciences Holdings (1)	5,600	264
Intuitive Surgical (1)	8,500	6,031
LivaNova (1)	7,600	344
Masimo (1)	3,000	708
Medtronic	76,216	7,920
OraSure Technologies (1)	55,600	677
Quidel (1)	6,200	1,360
ResMed	5,700	977
STERIS	5,500	969
Stryker	20,920	4,359
Surgalign Holdings (1)	42,400	77
Surmodics (1)	4,900	191
Teleflex	5,200	1,770
Varex Imaging (1)	22,260	283
Varian Medical Systems (1)	5,600	963
West Pharmaceutical Services	5,200	1,430
Zimmer Biomet Holdings	11,060	1,506
		76,958
Health Care Providers & Services 2.5%
Acadia Healthcare (1)	9,600	283
Amedisys (1)	600	142
AmerisourceBergen	4,764	462
AMN Healthcare Services (1)	11,252	658
Anthem	15,804	4,245
Cardinal Health	16,305	766
Centene (1)	39,188	2,286
Cigna	24,042	4,073
CorVel (1)	8,050	688
Covetrus (1)	29,260	714
CVS Health	84,248	4,920
DaVita (1)	5,698	488
Encompass Health	10,300	669

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Ensign Group	16,500	941
HCA Healthcare	17,362	2,165
HealthEquity (1)	8,700	447
Henry Schein (1)	10,400	611
Humana	8,200	3,394
Laboratory Corp. of America Holdings (1)	1,620	305
LHC Group (1)	700	149
McKesson	11,551	1,720
Molina Healthcare (1)	4,794	877
Option Care Health (1)(2)	38,450	514
Pennant Group (1)	13,550	522
Psychemedics	3,075	14
Quest Diagnostics	8,400	962
Tivity Health (1)	11,507	161
U.S. Physical Therapy	3,800	330
UnitedHealth Group	59,722	18,620
Universal Health Services, Class B	8,900	952
		53,078
Health Care Technology 0.3%
Cerner	9,400	679
HMS Holdings (1)	22,900	548
NextGen Healthcare (1)	11,900	152
Omnicell (1)	8,500	635
Teladoc Health (1)(2)	8,500	1,864
Veeva Systems, Class A (1)	9,400	2,643
		6,521
Life Sciences Tools & Services 1.2%
Agilent Technologies	24,487	2,472
Avantor (1)	18,482	416
Bio-Rad Laboratories, Class A (1)	1,100	567
Bio-Techne	3,200	793
Bruker	24,900	990
Charles River Laboratories International (1)	3,468	785
Illumina (1)	10,200	3,152
IQVIA Holdings (1)	7,725	1,218
Mettler-Toledo International (1)	1,200	1,159

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

PerkinElmer	4,635	582
PPD (1)	15,995	591
Thermo Fisher Scientific	26,178	11,558
Waters (1)	4,600	900
		25,183
Pharmaceuticals 3.7%
Bristol Myers Squibb	133,962	8,077
Cara Therapeutics (1)(2)	48,600	618
Catalent (1)	10,400	891
Elanco Animal Health (1)	56,400	1,575
Eli Lilly	54,450	8,060
Endo International (1)	117,400	387
FRD Acquisition, EC (1)(3)	28,900	—
Horizon Therapeutics (1)	3,800	295
Jazz Pharmaceuticals (1)	2,500	356
Johnson & Johnson	160,775	23,936
Merck	160,234	13,291
Mylan (1)	42,475	630
Nektar Therapeutics (1)	45,000	747
Perrigo	10,298	473
Pfizer	367,196	13,476
Prestige Consumer Healthcare (1)	5,400	197
TherapeuticsMD (1)(2)	213,800	338
Theravance Biopharma (1)	29,671	439
WaVe Life Sciences (1)	45,500	386
Zoetis	29,000	4,796
		78,968
Total Health Care		301,839
INDUSTRIALS & BUSINESS SERVICES 8.8%

Aerospace & Defense 1.5%
Aerojet Rocketdyne Holdings (1)	13,500	539
Axon Enterprise (1)	9,300	844
Boeing	35,400	5,850
BWX Technologies	15,875	894
Curtiss-Wright	1,500	140

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

General Dynamics	10,100	1,398
HEICO, Class A	10,075	893
Hexcel	4,200	141
Howmet Aerospace	18,700	313
Huntington Ingalls Industries	1,400	197
L3Harris Technologies	11,401	1,936
Lockheed Martin	14,300	5,481
Northrop Grumman	9,395	2,964
Park Aerospace	2,100	23
Raytheon Technologies	89,799	5,167
Spirit AeroSystems Holdings, Class A	10,100	191
Teledyne Technologies (1)	4,600	1,427
Textron	24,000	866
TransDigm Group	3,200	1,520
Triumph Group (2)	20,700	135
Vectrus (1)	500	19
		30,938
Air Freight & Logistics 0.7%
CH Robinson Worldwide	8,547	874
Expeditors International of Washington	8,300	751
FedEx	18,100	4,553
United Parcel Service, Class B	48,300	8,048
XPO Logistics (1)	8,400	711
		14,937
Airlines 0.2%
Alaska Air Group	12,400	454
American Airlines Group (2)	32,200	396
Delta Air Lines	47,200	1,443
Southwest Airlines	32,685	1,226
United Airlines Holdings (1)	24,215	841
		4,360
Building Products 0.5%
A.O. Smith	14,700	776
AAON	8,345	503
Allegion	8,766	867

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Armstrong Worldwide Industries	4,747	327
Carrier Global	46,139	1,409
Fortune Brands Home & Security	10,700	926
Johnson Controls International	35,135	1,435
Lennox International	2,400	654
Masco	23,400	1,290
Owens Corning	5,700	392
PGT Innovations (1)	22,700	398
Trane Technologies	10,400	1,261
		10,238
Commercial Services & Supplies 0.6%
ACCO Brands	46,267	268
ARC Document Solutions	13,000	12
Brink's	4,100	169
Cintas	7,657	2,549
Copart (1)	18,000	1,893
Covanta Holding	25,800	200
Harsco (1)	16,100	224
Herman Miller	8,300	250
HNI	10,300	323
IAA (1)	24,500	1,276
KAR Auction Services	11,600	167
Kimball International, Class B	3,700	39
Matthews International, Class A	2,200	49
McGrath RentCorp	3,200	191
MSA Safety	1,800	242
Quad/Graphics	5,000	15
Republic Services	4,397	410
Rollins	16,350	886
Stericycle (1)	3,600	227
Tetra Tech	5,825	556
Viad	8,900	185
VSE	4,600	141
Waste Management	20,360	2,304
		12,576

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Construction & Engineering 0.2%
Aegion (1)	12,400	175
Arcosa	4,300	190
Dycom Industries (1)	5,900	312
Fluor	39,600	349
Granite Construction (2)	6,450	114
Jacobs Engineering Group	4,700	436
MasTec (1)	9,550	403
Quanta Services	15,250	806
Willscot Mobile Mini Holdings (1)	59,085	985
		3,770
Electrical Equipment 0.5%
AMETEK	10,325	1,026
AZZ	4,700	161
Eaton	16,926	1,727
Emerson Electric	33,000	2,164
Hubbell	3,605	493
nVent Electric	14,246	252
Regal Beloit	6,000	563
Rockwell Automation	9,200	2,030
Sensata Technologies Holding (1)	4,200	181
Thermon Group Holdings (1)	13,400	151
Ultralife (1)	5,800	34
Vicor (1)	11,300	878
		9,660
Industrial Conglomerates 0.9%
3M	31,600	5,062
Carlisle	3,400	416
General Electric	632,926	3,943
Honeywell International	45,725	7,527
Roper Technologies	7,500	2,963
		19,911
Machinery 1.8%
AGCO	6,500	483
Barnes Group	3,000	107

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Caterpillar	37,252	5,556
Chart Industries (1)	6,000	422
Cummins	10,900	2,302
Deere	19,800	4,388
Dover	3,400	368
EnPro Industries	3,568	201
ESCO Technologies	2,200	177
Flowserve	15,900	434
Fortive	19,750	1,505
Graco	12,761	783
Helios Technologies	4,100	149
Hyster-Yale Materials Handling	1,100	41
IDEX	6,527	1,191
Illinois Tool Works	14,600	2,821
Ingersoll Rand (1)	14,559	518
ITT	6,900	407
John Bean Technologies	7,109	653
Kennametal	10,700	310
Lincoln Electric Holdings	4,200	386
Manitowoc (1)	31,325	263
Meritor (1)	29,400	616
Middleby (1)	6,212	557
Mueller Water Products, Class A	34,704	361
Navistar International (1)	7,300	318
Nordson	3,600	690
Otis Worldwide	23,069	1,440
PACCAR	31,062	2,649
Parker-Hannifin	9,013	1,824
RBC Bearings (1)	1,300	158
Rexnord	19,900	594
Snap-on	4,200	618
Stanley Black & Decker	9,780	1,586
Terex	7,900	153
Toro	12,400	1,041
Trinity Industries	11,100	216
Wabtec	15,088	934

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Watts Water Technologies, Class A	1,900	190
Welbilt (1)	17,700	109
Woodward	3,600	289
Xylem	12,800	1,077
		38,885
Marine 0.0%
Kirby (1)	4,400	159
Matson	4,300	172
		331
Professional Services 0.5%
Barrett Business Services	2,500	131
CoreLogic	6,353	430
CoStar Group (1)	2,600	2,206
Equifax	8,500	1,334
Forrester Research (1)	1,800	59
Franklin Covey (1)	12,300	218
FTI Consulting (1)	4,200	445
IHS Markit	18,137	1,424
Insperity	5,600	367
Korn Ferry	3,000	87
ManpowerGroup	2,900	213
Mastech Digital (1)	24,402	439
Robert Half International	8,600	455
TransUnion	13,200	1,111
TrueBlue (1)	11,000	170
Verisk Analytics	9,700	1,798
		10,887
Road & Rail 1.1%
Avis Budget Group (1)	8,700	229
CSX	48,300	3,751
JB Hunt Transport Services	9,400	1,188
Kansas City Southern	10,400	1,881
Knight-Swift Transportation Holdings	2,750	112
Landstar System	4,000	502
Norfolk Southern	14,400	3,081

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Old Dominion Freight Line	10,050	1,818
Ryder System	4,400	186
Uber Technologies (1)	64,000	2,335
Union Pacific	38,255	7,531
USA Truck (1)	4,300	41
Werner Enterprises	8,175	343
YRC Worldwide (1)	126,300	495
		23,493
Trading Companies & Distributors 0.3%
Beacon Roofing Supply (1)	6,400	199
Fastenal	36,600	1,650
GATX	3,500	223
GMS (1)	21,951	529
HD Supply Holdings (1)	20,800	858
Herc Holdings (1)	692	27
MSC Industrial Direct, Class A	6,600	418
NOW (1)	69,223	314
United Rentals (1)	1,300	227
Univar Solutions (1)	5,000	84
Veritiv (1)	1,006	13
W. W. Grainger	3,200	1,142
Watsco	600	140
		5,824
Total Industrials & Business Services		185,810
INFORMATION TECHNOLOGY 27.0%

Communications Equipment 0.8%
ADTRAN	12,900	132
Arista Networks (1)	4,100	848
Ciena (1)	16,499	655
Cisco Systems	271,832	10,707
EchoStar, Class A (1)	8,880	221
Extreme Networks (1)	67,628	272
F5 Networks (1)	1,200	147
InterDigital	4,600	263
Juniper Networks	28,680	617

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Lumentum Holdings (1)	6,748	507
Motorola Solutions	9,994	1,567
NetScout Systems (1)	5,200	114
Optical Cable (1)	12,869	40
Plantronics (2)	12,700	150
Ubiquiti	900	150
		16,390
Electronic Equipment, Instruments & Components 0.7%
Amphenol, Class A	19,300	2,090
Arrow Electronics (1)	2,700	212
Avnet	9,748	252
Belden	3,500	109
Benchmark Electronics	1,275	26
CDW	6,100	729
Cognex	11,200	729
Coherent (1)	1,494	166
Corning	54,410	1,763
Daktronics	1,400	5
Dolby Laboratories, Class A	5,400	358
FARO Technologies (1)	7,300	445
FLIR Systems	7,600	272
II-VI (1)(2)	1,427	58
Insight Enterprises (1)	4,750	269
IPG Photonics (1)	2,500	425
Keysight Technologies (1)	19,343	1,911
Knowles (1)	17,300	258
Napco Security Technologies (1)	11,857	279
National Instruments	14,850	530
Plexus (1)	6,000	424
Sanmina (1)	4,602	124
TE Connectivity	16,138	1,577
Trimble (1)	8,700	424
TTM Technologies (1)(2)	65,700	750
Vishay Intertechnology	17,520	273
Zebra Technologies, Class A (1)	1,650	416
		14,874

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

IT Services 5.5%
Accenture, Class A	40,489	9,150
Akamai Technologies (1)	9,300	1,028
Alliance Data Systems	2,500	105
Automatic Data Processing	27,600	3,850
Black Knight (1)	13,363	1,163
Booz Allen Hamilton Holding	12,466	1,034
Broadridge Financial Solutions	4,525	597
CACI International, Class A (1)	700	149
Cognizant Technology Solutions, Class A	36,600	2,541
CSG Systems International	6,300	258
DXC Technology	17,142	306
EPAM Systems (1)	6,000	1,940
Euronet Worldwide (1)	8,800	802
Fidelity National Information Services	40,391	5,946
Fiserv (1)	40,596	4,183
FleetCor Technologies (1)	8,200	1,952
Gartner (1)	6,788	848
Genpact	10,300	401
Global Payments	19,839	3,523
GoDaddy, Class A (1)	14,500	1,102
Hackett Group	9,820	110
International Business Machines	49,490	6,022
Jack Henry & Associates	2,100	341
Kratos Defense & Security Solutions (1)	21,317	411
Leidos Holdings	9,900	883
LiveRamp Holdings (1)	4,800	249
Mastercard, Class A	57,305	19,379
MAXIMUS	3,600	246
Okta (1)	8,052	1,722
Paychex	11,887	948
PayPal Holdings (1)	75,500	14,876
Perspecta	11,331	220
Science Applications International	2,900	227
Square, Class A (1)	17,600	2,861
StarTek (1)	12,400	65

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Sykes Enterprises (1)	8,100	277
TTEC Holdings	4,000	218
Twilio, Class A (1)	11,186	2,764
VeriSign (1)	7,400	1,516
Visa, Class A	109,060	21,809
Western Union	25,751	552
WEX (1)	1,400	195
		116,769
Semiconductors & Semiconductor Equipment 4.9%
Advanced Energy Industries (1)	500	32
Advanced Micro Devices (1)	81,700	6,699
Analog Devices	21,605	2,522
Applied Materials	67,078	3,988
Axcelis Technologies (1)	11,678	257
Broadcom	23,149	8,434
Brooks Automation	11,854	548
Cabot Microelectronics (1)	3,244	463
Cirrus Logic (1)	8,287	559
Cohu	24,927	428
Cree (1)	5,900	376
Diodes (1)	6,262	354
DSP Group (1)	4,500	59
Enphase Energy (1)	6,600	545
Entegris	16,892	1,256
First Solar (1)	6,200	410
Inphi (1)	3,300	370
Intel	256,820	13,298
KLA	8,740	1,693
Lam Research	11,636	3,860
Lattice Semiconductor (1)	16,000	463
Marvell Technology Group	32,601	1,294
Maxim Integrated Products	17,921	1,212
Microchip Technology	18,294	1,880
Micron Technology (1)	75,169	3,530
Monolithic Power Systems	3,528	987
NVIDIA	38,700	20,945

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

NXP Semiconductors	17,688	2,208
ON Semiconductor (1)	37,230	808
Onto Innovation (1)	10,100	301
Power Integrations	6,000	332
Qorvo (1)	3,800	490
QUALCOMM	77,400	9,108
Semtech (1)	3,700	196
Skyworks Solutions	8,479	1,234
SolarEdge Technologies (1)	3,600	858
Teradyne	12,473	991
Texas Instruments	62,300	8,896
Xilinx	18,300	1,908
		103,792
Software 9.3%
Adobe (1)	28,580	14,016
ANSYS (1)	5,741	1,879
Aspen Technology (1)	4,700	595
Autodesk (1)	14,600	3,373
Avalara (1)	6,000	764
Cadence Design Systems (1)	24,200	2,580
CDK Global	15,766	687
Cerence (1)(2)	15,937	779
Ceridian HCM Holding (1)	7,700	636
Citrix Systems	11,670	1,607
CommVault Systems (1)	4,300	175
Cornerstone OnDemand (1)	12,500	455
Coupa Software (1)	1,500	411
Crowdstrike Holdings, Class A (1)	10,192	1,400
Datadog, Class A (1)	11,000	1,124
DocuSign (1)	7,900	1,700
Dynatrace (1)	2,000	82
Fair Isaac (1)	1,872	796
Five9 (1)	9,600	1,245
Fortinet (1)	13,000	1,532
Guidewire Software (1)	6,600	688
Intuit	17,000	5,546

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

J2 Global (1)	3,100	215
Manhattan Associates (1)	9,000	859
Microsoft	475,198	99,948
New Relic (1)	15,800	890
NortonLifeLock	36,964	770
Nuance Communications (1)	26,700	886
Oracle	131,700	7,863
Palo Alto Networks (1)	7,100	1,738
Paycom Software (1)	4,037	1,257
Paylocity Holding (1)	5,000	807
Pegasystems	1,200	145
Proofpoint (1)	8,150	860
PTC (1)	10,880	900
Qumu (1)	5,400	25
RealPage (1)	6,500	375
RingCentral, Class A (1)	1,800	494
salesforce.com (1)	57,133	14,359
ServiceNow (1)	11,900	5,772
Splunk (1)	13,494	2,539
SS&C Technologies Holdings	18,270	1,106
Synopsys (1)	13,319	2,850
Trade Desk, Class A (1)	800	415
Tyler Technologies (1)	1,350	471
VMware, Class A (1)	6,100	876
Workday, Class A (1)	14,600	3,141
Xperi Holding	14,787	170
Zendesk (1)	15,900	1,636
Zoom Video Communications, Class A (1)	9,300	4,372
Zscaler (1)	600	84
		197,893
Technology Hardware, Storage & Peripherals 5.8%
Apple	1,008,636	116,810
Dell Technologies, Class C (1)	9,073	614
Hewlett Packard Enterprise	100,999	946
HP	103,318	1,962
NCR (1)	3,200	71

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

NetApp	18,600	816
Seagate Technology	17,500	862
Western Digital	14,775	540
Xerox Holdings	11,971	225
		122,846
Total Information Technology		572,564
MATERIALS 2.8%

Chemicals 1.7%
Air Products & Chemicals	13,800	4,110
Avient	12,100	320
Axalta Coating Systems (1)	14,400	319
Cabot	2,600	94
Celanese	12,800	1,375
CF Industries Holdings	22,540	692
Chemours	4,381	92
Corteva	48,155	1,387
Dow	36,355	1,710
DuPont de Nemours	48,155	2,672
Eastman Chemical	4,500	352
Ecolab	13,100	2,618
Ferro (1)	19,700	244
FMC	9,300	985
GCP Applied Technologies (1)	14,527	304
Hawkins	2,831	131
HB Fuller	3,700	169
Huntsman	38,100	846
Ingevity (1)	3,312	164
International Flavors & Fragrances	5,400	661
Linde	33,600	8,001
LyondellBasell Industries, Class A	16,200	1,142
Minerals Technologies	10,800	552
PPG Industries	21,143	2,581
Rayonier Advanced Materials (1)	23,630	76
RPM International	14,000	1,160
Scotts Miracle-Gro	2,300	352

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Sherwin-Williams	4,700	3,275
Stepan	3,100	338
Tredegar	3,300	49
Valvoline	20,587	392
WR Grace	7,500	302
		37,465
Construction Materials 0.1%
Eagle Materials	5,798	501
Martin Marietta Materials	1,700	400
Vulcan Materials	9,166	1,242
		2,143
Containers & Packaging 0.4%
Amcor	83,800	926
AptarGroup	2,500	283
Avery Dennison	6,200	793
Ball	18,700	1,554
Berry Global Group (1)	6,500	314
Crown Holdings (1)	3,400	261
International Paper	24,184	980
Myers Industries	18,360	243
O-I Glass	28,500	302
Packaging Corp. of America	9,500	1,036
Sealed Air	27,200	1,056
Sonoco Products	5,100	260
Westrock	15,676	545
		8,553
Metals & Mining 0.5%
Allegheny Technologies (1)	7,743	68
Ampco Pittsburgh (1)	2,300	8
Arconic (1)	4,675	89
Carpenter Technology	10,500	191
Cleveland-Cliffs (2)	150,500	966
Commercial Metals	15,200	304
Compass Minerals International	9,000	534
Freeport-McMoRan	93,300	1,459

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Hecla Mining	170,400	866
Newmont	45,400	2,881
Nucor	15,700	704
Reliance Steel & Aluminum	2,200	224
Royal Gold	10,300	1,238
Steel Dynamics	12,900	369
TimkenSteel (1)	19,300	68
		9,969
Paper & Forest Products 0.1%
Clearwater Paper (1)	4,164	158
Domtar	11,066	291
Louisiana-Pacific	18,700	552
Neenah	2,954	110
		1,111
Total Materials		59,241
REAL ESTATE 3.3%

Equity Real Estate Investment Trusts 3.2%
Agree Realty, REIT	14,000	891
Alexander & Baldwin, REIT	12,498	140
Alexandria Real Estate Equities, REIT	10,000	1,600
American Campus Communities, REIT	19,700	688
American Tower, REIT	24,520	5,927
Apartment Investment & Management, Class A, REIT	17,357	585
AvalonBay Communities, REIT	8,886	1,327
Boston Properties, REIT	10,800	867
Brandywine Realty Trust, REIT	44,800	463
Camden Property Trust, REIT	5,800	516
Chatham Lodging Trust, REIT	64,000	488
CIM Commercial Trust, REIT	937	9
CoreCivic, REIT	10,798	86
CoreSite Realty, REIT	2,800	333
Cousins Properties, REIT	20,060	573
Crown Castle International, REIT	25,137	4,185
CubeSmart, REIT	32,700	1,057
Digital Realty Trust, REIT	14,350	2,106

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Duke Realty, REIT	30,200	1,114
EastGroup Properties, REIT	4,200	543
Equinix, REIT	5,856	4,451
Equity Commonwealth, REIT	15,327	408
Equity LifeStyle Properties, REIT	11,800	723
Equity Residential, REIT	24,500	1,258
Essex Property Trust, REIT	4,694	942
Extra Space Storage, REIT	14,000	1,498
Federal Realty Investment Trust, REIT	6,900	507
First Industrial Realty Trust, REIT	14,200	565
Four Corners Property Trust, REIT	23,713	607
Gaming and Leisure Properties, REIT	13,123	485
GEO Group, REIT	10,215	116
Getty Realty, REIT	4,942	129
Gladstone Commercial, REIT	18,200	307
Healthpeak Properties, REIT	9,600	261
Highwoods Properties, REIT	11,400	383
Host Hotels & Resorts, REIT	36,219	391
Invitation Homes, REIT	35,183	985
Iron Mountain, REIT (2)	23,233	622
JBG SMITH Properties, REIT	14,182	379
Kilroy Realty, REIT	9,100	473
Kimco Realty, REIT	40,300	454
Lamar Advertising, Class A, REIT	8,600	569
Mack-Cali Realty, REIT	27,800	351
Mid-America Apartment Communities, REIT	9,843	1,141
Monmouth Real Estate Investment, REIT	44,782	620
National Retail Properties, REIT	27,300	942
National Storage Affiliates Trust, REIT	3,200	105
One Liberty Properties, REIT	8,955	146
Pebblebrook Hotel Trust, REIT	10,179	128
Pennsylvania Real Estate Investment Trust, REIT (2)	214,700	119
Prologis, REIT	44,608	4,488
Public Storage, REIT	8,094	1,803
Rayonier, REIT	14,740	390
Realty Income, REIT	21,200	1,288

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Regency Centers, REIT	14,840	564
Retail Opportunity Investments, REIT	79,500	828
Ryman Hospitality Properties, REIT	6,568	242
Safehold, REIT	2,500	155
SBA Communications, REIT	7,700	2,452
Seritage Growth Properties, Class A, REIT (1)(2)	37,700	507
Service Properties Trust, REIT	21,100	168
Simon Property Group, REIT	17,701	1,145
SL Green Realty, REIT (2)	6,770	314
STAG Industrial, REIT	29,700	906
Sun Communities, REIT	3,786	532
Taubman Centers, REIT	17,000	566
Terreno Realty, REIT	12,200	668
UDR, REIT	9,479	309
Urban Edge Properties, REIT	54,692	532
Ventas, REIT	24,518	1,029
VEREIT, REIT	84,776	551
Vornado Realty Trust, REIT	10,764	363
Washington Real Estate Investment Trust, REIT	21,200	427
Weingarten Realty Investors, REIT	11,675	198
Welltower, REIT	25,600	1,410
Weyerhaeuser, REIT	75,125	2,143
Whitestone, REIT	32,200	193
WP Carey, REIT	22,300	1,453
		69,187
Real Estate Management & Development 0.1%
CBRE Group, Class A (1)	12,500	587
CTO Realty Growth	1,500	66
Forestar Group (1)	439	8
Jones Lang LaSalle	1,100	105
Newmark Group, Class A	24,818	107
RMR Group, Class A	4,631	127
St Joe (1)	10,900	225
		1,225
Total Real Estate		70,412

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

UTILITIES 2.7%

Electric Utilities 1.6%
ALLETE	11,733	607
Alliant Energy	8,100	418
American Electric Power	29,340	2,398
Duke Energy	47,802	4,233
Edison International	15,100	768
Entergy	13,100	1,291
Evergy	15,365	781
Eversource Energy	18,024	1,506
Exelon	46,722	1,671
FirstEnergy	17,495	502
Hawaiian Electric Industries	21,300	708
IDACORP	7,400	591
MGE Energy	5,700	357
NextEra Energy	30,700	8,521
OGE Energy	18,300	549
Otter Tail	2,600	94
PG&E (1)	7,900	74
Pinnacle West Capital	16,300	1,215
PPL	76,900	2,093
Southern	73,200	3,969
Xcel Energy	24,530	1,693
		34,039
Gas Utilities 0.2%
Atmos Energy	7,900	755
National Fuel Gas	11,400	463
New Jersey Resources	22,400	605
ONE Gas	9,800	676
South Jersey Industries	11,800	227
Southwest Gas Holdings	3,591	227
Spire	3,700	197
UGI	17,700	584
		3,734

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Independent Power & Renewable Electricity Producers 0.0%
AES	29,655	537
		537
Multi-Utilities 0.8%
Ameren	15,800	1,249
Avista	14,000	478
Black Hills	9,900	530
CenterPoint Energy	35,000	677
CMS Energy	11,500	706
Consolidated Edison	16,400	1,276
Dominion Energy	47,628	3,759
DTE Energy	7,183	826
NiSource	32,708	720
Public Service Enterprise Group	31,700	1,741
Sempra Energy	19,851	2,350
WEC Energy Group	18,208	1,764
		16,076
Water Utilities 0.1%
American States Water	6,500	487
American Water Works	10,300	1,492
Cadiz (1)(2)	7,100	70
California Water Service Group	10,425	453
Essential Utilities	7,046	284
		2,786
Total Utilities		57,172
Total Common Stocks (Cost $908,323)		2,092,442

SHORT-TERM INVESTMENTS 1.4%

Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 0.09%, (4)(5)	24,341,419	24,341
		24,341

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)
U.S. Treasury Obligations 0.2%
U.S. Treasury Bills, 0.11%, 3/25/21 (6)	4,524,000	4,522
		4,522

Total Short-Term Investments (Cost $28,863)		28,863
SECURITIES LENDING COLLATERAL 0.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.7%
Short-Term Funds 0.7%
T. Rowe Price Short-Term Fund, 0.13% (4)(5)	1,397,809	13,978
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		13,978
Total Securities Lending Collateral (Cost $13,978)		13,978

Total Investments in Securities 100.7%
(Cost $951,164)		$2,135,283
Other Assets Less Liabilities (0.7)%		(14,400)
Net Assets 100.0%		$2,120,883

‡	Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at September 30, 2020.
(3)	Level 3 in fair value hierarchy.
(4)	Seven-day yield
(5)	Affiliated Companies
(6)	At September 30, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
EC	Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 33 Russell 2000 E-Mini Index contracts	12/20	2,482	$(18)
Long, 146 S&P 500 E-Mini Index contracts	12/20	24,470	(64)
Long, 11 S&P MidCap 400 E-Mini Index contracts	12/20	2,041	(9)
Net payments (receipts) of variation margin to date			234

Variation margin receivable (payable) on open futures contracts			$143

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$219
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$219+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	9/30/20
T. Rowe Price Government
Reserve Fund	$52,372		¤	¤ $	24,341
T. Rowe Price Short-Term
Fund	38,589		¤	¤	13,978
Total					$38,319^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $219 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $38,319.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Total Equity Market Index Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$2,092,442$	— $	— $	2,092,442
Short-Term Investments	24,341	4,522	—	28,863
Securities Lending Collateral	13,978	—	—	13,978
Total Securities	$2,130,761$	4,522$	— $	2,135,283
Futures Contracts	143	—	—	143
Total	$2,130,904$	4,522$	— $	2,135,426